Financial Instruments - Summary of Maximum Exposure to Credit Risk (Parenthetical) (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Financial Assets [Abstract]
Receivable from related party, current	$ 17,100
Receivable from related party, noncurrent		$ 15,100